FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets
The Company holds the following financial assets as of December 31:

	Carrying value		Fair value
Financial assets	2018	2017	2018	2017
Financial assets at fair value through profit or loss
Derivatives not designated as hedges	14	10	14	10
Derivatives designated as net investment hedges	45	—	45	—
Investments in debt instruments *	36	71	36	71
Other	3	—	3	—
	98	81	98	81

Financial assets at amortized cost
Cash pledged as collateral **	31	998	31	998
Other investments	17	85	17	85
	48	1,083	48	1,083

Total financial assets	146	1,164	146	1,164
Non-current	58	34
Current	88	1,130

* Investments in debt instruments relate primarily to government bonds and are measured at fair value through other comprehensive income (with recycling). Balances in the comparative year were classified as Available for sale financial asset, see Note 25 for further details.
** Amount in 2017 relates to the mandatory tender offer in relation to GTH, which was subsequently withdrawn, see Note 10 for further details.

Schedule of financial liabilities
The Company holds the following financial liabilities as of December 31:

	Carrying value		Fair value
Financial Liabilities	2018	2017	2018	2017
Financial liabilities at fair value through profit or loss
Derivatives not designated as hedges	65	—	65	—
Derivatives designated as net investment hedges	—	59	—	59
Contingent consideration	40	49	40	49
Other	2	1	2	1
	107	109	107	109

Financial liabilities at amortized cost
Principal amount outstanding	7,298	11,103	7,349	11,548
Interest accrued	81	129	81	130
Discounts, unamortized fees, hedge basis adjustment	(13)	(34)	—	—
Bank loans and bonds	7,366	11,198	7,430	11,678

Put-option liability over non-controlling interest	306	310	306	310
Other financial liabilities	77	13	77	13

	7,749	11,521	7,813	12,001

Total financial liabilities	7,856	11,630	7,920	12,110
Non-current	6,567	10,362
Current	1,289	1,268

Schedule of principal amounts outstanding for interest-bearing loans and bonds
The Company had the following principal amounts outstanding for interest-bearing loans and bonds at December 31:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2018	2017

VEON Holdings	Loans	None	RUB	8.75% - 10.0%	2022	2,051	2,474
VEON Holdings	Notes	None	US$	5.2% - 5.95%	2019 -2023	1,100	1,554
VEON Holdings	Notes	None	US$	3.95% - 4.95%	2021 - 2024	1,133	1,500
VEON Holdings	Loans	None	EUR	3mEURIBOR + 1.9% - 2.75%	2022	—	752
VEON Holdings	Notes	PJSC VimpelCom	US$	7.5%	2022	417	628
VEON Holdings	Syndicated loan (RCF)	None	US$	1mLIBOR + 2.25%	2018	—	250
VEON Holdings	Notes	None	RUB	9.0%	2018	—	208
GTH Finance B.V.	Notes	VEON Holdings B.V.	US$	6.25% - 7.25%	2020 -2023	1,200	1,200
VIP Finance Ireland	Eurobonds	None	US$	7.748% 2017: 7.748% - 9.1%	2021	262	543
PMCL	Loans	None	PKR	6mKIBOR + 0.35% - 0.8%	2020 -2022	256	379
PMCL	Loans	EKN *	US$	6mLIBOR + 1.9%	2020	137	212
Banglalink	Senior Notes	None	US$	8.6%	2019	300	300
Banglalink	Loans	None	BDT	Average bank deposit rate + 3.0% - 4.25%	2020 - 2022	146	—

	Other loans					296	1,103

	Total bank loans and bonds					7,298	11,103
* Exportkreditnämnden (The Swedish Export Credit Agency)

Schedule of reconciliation of cash flows from financing activities

Bank loans and bonds at amortized cost	2018	2017

Balance as of January 1	11,198	10,702

Cash flows
Proceeds from borrowings, net of fees paid	807	6,193
Repayment of borrowings	(4,122)	(5,948)
Interest paid	(736)	(834)

Non-cash movements
Interest expense	738	774
Early redemption premium accrued *	44	168
Foreign currency translation	(573)	138
Other non-cash movements	10	5

Balance as of December 31	7,366	11,198
* Early redemption premium accrued in respect of the settlement of the cash tender offer for certain outstanding debt securities, see below for further information. The amount accrued relates to the excess of purchase price over the principal amount outstanding, which, together with the release of unamortized debt issuance costs and unamortized fair value hedge basis adjustment, resulted in a loss from early debt redemption of US$30 (2017: US$124), recorded within “Other non-operating gains/losses” (refer to Note 5).

Schedule of reconciliation of movements relating to financial instruments classified in level 3 of the fair value hierarchy
The following table summarizes the movements relating to financial instruments classified as Level 3 in the fair value hierarchy for the years ended December 31, 2018 and 2017:

	Financial assets at fair value	Financial liabilities at fair value
	Investments in debt instruments	Contingent consideration

As of January 1, 2017	29	47

Impairment loss	(20)	—
Change in fair value recognized in other comprehensive income	(9)	—
Change in fair value recognized in the income statement	—	2

As of December 31, 2017	—	49

Change in fair value recognized in the income statement	—	(9)

As of December 31, 2018	—	40

Schedule of hedge accounting with derivatives as hedging items
The following table sets out the Company’s hedging instruments designated as net investment hedges as of December 31:

Hedging instruments*	Designated rate	Excluded component	Hedged item	Currency	Aggregated designated nominal value of hedged items, million
					2018	2017
Cross currency interest rate swaps **	Forward	foreign currency basis spread	Italy Joint Venture	EUR	—	537 ***
Euro-denominated loans **	Spot	n/a	Italy Joint Venture	EUR	—	627
Foreign currency forward contracts	Forward	foreign currency basis spread	PJSC VimpelCom	RUB	68,639 ****	—

* Refer to Note 16 for information regarding the carrying amounts of the hedging instruments.
** Hedging relationships were terminated due to disposal of the hedged item. Refer to Note 10 for further details.
*** Exchanged to US$600 at maturity on June 16, 2021.
**** Hedging instruments have a weighted average term to maturity of 2 years as of December 31, 2018.
The below table sets out the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign currency translation reserve	Cost of hedging reserve

As of January 1, 2017	(7,109)	—

Foreign currency revaluation of the foreign operations and other	(433)	—
Effective portion of foreign currency revaluation of the hedging instruments *	(125)	—

As of December 31, 2017	(7,667)	—

Foreign currency revaluation of the foreign operations	(753)	—
Effective portion of foreign currency revaluation of the hedging instruments *	83	—
Change in fair value of foreign currency basis spreads	—	(4)
Amortization of time-period related foreign currency basis spreads	—	5
Net investment hedge amount reclassified to profit or loss – sale of Italy Joint Venture	80	4
Disposal of subsidiaries – reclassification to profit or loss	(159)	—

As of December 31, 2018	(8,416)	5
* Amounts represent the changes in fair value of the hedging financial instruments and closely approximate the changes in value of the hedged items used to recognize hedge ineffectiveness.

Schedule of offsetting financial assets and liabilities

				Related amounts not set off in the statement of financial position
	Gross amounts recognized	Gross amounts set off in the statement of financial position	Net amounts presented in the statement of financial position	Financial instruments	Cash collateral received	Net amount

As of December 31, 2018
Other financial assets (non-current)	58	—	58	—	—	58
Other financial liabilities (non-current)	6,567	—	6,567	—	—	6,567

Other financial assets (current)	88	—	88	—	—	88
Other financial liabilities (current)	1,289	—	1,289	—	—	1,289

Trade and other receivables	617	(40)	577	—	—	577
Trade and other payables	1,472	(40)	1,432	—	—	1,432

As of December 31, 2017
Other financial assets (non-current)	34	—	34	—	—	34
Other financial liabilities (non-current)	10,362	—	10,362	—	—	10,362

Other financial assets (current)	1,130	—	1,130	—	—	1,130
Other financial liabilities (current)	1,268	—	1,268	—	—	1,268

Trade and other receivables	817	(72)	745	—	—	745
Trade and other payables	1,595	(72)	1,523	—	—	1,523